REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Audit fees
Fees paid to the Company's auditor for the audit of the Company's annual accounts	$ 0.9	$ 0.5	$ 0.4
Audit of the Company's subsidiaries pursuant to legislation	0.1	0.3	0.2
Total audit fees	1.0	0.8	0.6
Non-audit fees
Audit-related services	0.2	0.1	0.0
Tax services	0.0	0.1	0.1
Others	0.2
Total non-audit fees	0.4	0.2	0.1
Total	$ 1.4	$ 1.0	$ 0.7